Expense Example, No Redemption (Balanced Portfolio Annuity)	Balanced Portfolio Balanced Portfolio - Balanced Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	26
3 YEAR	80
5 YEAR	141
10 YEAR	318